EMPLOYEE BENEFIT PLANS (Details 12) - Retirement Pension Premium Plan [Member] $ in Millions	Dec. 31, 2017 COP ($)
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 5,390
Effect on DBO Decrease	$ (4,935)
Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	6.40%
Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	5.40%
Discount rate [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (4,854)
Effect on DBO Decrease	$ 5,348
Discount rate [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.10%
Discount rate [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.10%